Stockholders' Equity and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Common Stock Equivalents Excluded from Computation of Diluted Net Income (Loss) Per Share

Common stock equivalents that were excluded from the computation of diluted net loss per share are presented as below:

	March 31,
	2020	2019
Convertible senior notes	8,878,938	—
Outstanding common stock options	5,305,185	4,372,676
Unvested restricted stock awards and performance stock awards	2,799,982	768,770
Shares of common stock expected to be purchased on June 30 under the 2014 ESPP	49,861	35,619
Outstanding common stock warrants	—	34,113

Common stock equivalents that were excluded from the computation of diluted net loss per share are presented as below:

	As of December 31,
	2019	2018	2017
Outstanding common stock options	4,734,616	3,605,333	3,210,400
Outstanding common stock warrants	34,113	34,113	34,113
Unvested restricted stock awards	1,808,518	605,012	639,287

Schedule of Stock-based Compensation Expense

Stock-based compensation expense was allocated as follows:

	Three Months Ended March 31,
(in thousands)	2020	2019
Research and development	$2,442	$2,079
Selling, general and administrative	4,102	2,080

Total stock-based compensation	$6,544	$4,159

Stock-based compensation expense was allocated as follows:

(in thousands)	Year Ended December 31,
	2019	2018	2017
Research and development	$8,512	$7,480	$5,902
General and administrative	9,410	8,793	7,328

Total stock-based compensation expense	$17,922	$16,273	$13,230